DEAN WITTER FEDERAL SECURITIES TRUST
                      Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600






                                        December 27, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Federal Securities Trust
     File #811-4917
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 24, 1996.


                                   Very truly yours,
                                   /s/ Marilyn K. Cranney
                                   Marilyn K. Cranney
                                   Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis